FINANCIAL INSTRUMENTS (Details) $ in Millions	Jan. 02, 2021 USD ($)
Commodity contracts
Financial Instruments
Notional amount	$ 4.2
Foreign exchange contracts
Financial Instruments
Notional amount	$ 1,380.0